SUBSIDIARY EQUITY OBLIGATIONS - Schedule of Subsidiary Preferred Shares (Details) $ in Millions, $ in Millions	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)
Series 1
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares) | shares	24,000,000	24,000,000
Cumulative Dividend Rate	6.25%	6.25%
Series 2
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares) | shares	24,000,000	24,000,000
Cumulative Dividend Rate	6.50%	6.50%
Series 3
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares) | shares	24,000,000	24,000,000
Cumulative Dividend Rate	6.75%	6.75%
Rouse Series A preferred shares
Disclosure of subsidiaries [line items]
Subsidiary Preferred Shares | $	$ 142		$ 142
BSREP II Vintage Estate Partners LLC (“Vintage Estates”) preferred shares
Disclosure of subsidiaries [line items]
Subsidiary Preferred Shares | $	40		40
Real Estate
Disclosure of subsidiaries [line items]
Subsidiary Preferred Shares | $	$ 530		505
Real Estate | Brookfield Property Split Corp (“BOP Split”) senior preferred shares | Series 1
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares) | shares	924,390	924,390
Cumulative Dividend Rate	5.25%	5.25%
Subsidiary Preferred Shares | $	$ 23		23
Real Estate | Brookfield Property Split Corp (“BOP Split”) senior preferred shares | Series 2
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares) | shares	699,165	699,165
Cumulative Dividend Rate	5.75%	5.75%
Subsidiary Preferred Shares | $		$ 13		$ 14
Real Estate | Brookfield Property Split Corp (“BOP Split”) senior preferred shares | Series 3
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares) | shares	909,994	909,994
Cumulative Dividend Rate	5.00%	5.00%
Subsidiary Preferred Shares | $		$ 17		18
Real Estate | Brookfield Property Split Corp (“BOP Split”) senior preferred shares | Series 4
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares) | shares	940,486	940,486
Cumulative Dividend Rate	5.20%	5.20%
Subsidiary Preferred Shares | $		$ 17		$ 19
Real Estate | BSREP II RH B LLC (“Manufactured Housing”) preferred capital
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares) | shares	0	0
Cumulative Dividend Rate	9.00%	9.00%
Subsidiary Preferred Shares | $	$ 249		249
Real Estate | Rouse Series A preferred shares
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares) | shares	5,600,000	5,600,000
Cumulative Dividend Rate	5.00%	5.00%
Subsidiary Preferred Shares | $	$ 142		142
Real Estate | Preferred equity held by third party investor in Forest City Enterprises L.P. [Member]
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares) | shares	1,111,004	1,111,004
Cumulative Dividend Rate	2.00%	2.00%
Subsidiary Preferred Shares | $	$ 29		0
Real Estate | BSREP II Vintage Estate Partners LLC (“Vintage Estates”) preferred shares
Disclosure of subsidiaries [line items]
Issued and Outstanding (in shares) | shares	10,000	10,000
Cumulative Dividend Rate	5.00%	5.00%
Subsidiary Preferred Shares | $	$ 40		$ 40